Related parties	6 Months Ended
Jun. 30, 2021
Related parties [abstract]
Related parties
20

Related parties
In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING

Group include, among others, its
subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral.
Related party transactions in the six month period ended 30 June

2021 were similar in nature to those disclosed
in the 2020 consolidated financial statements of ING Group. No related party transactions that have taken place in the six month period ended 30 June 2021 have materially affected the financial position or the performance of
ING during this period.